Statement of Additional Information (SAI) Supplement — April 25, 2011*
For the SAIs dated April 30, 2010, amended and restated May 1, 2010 for the following funds:
RiverSource Variable Portfolio — Balanced Fund
RiverSource Variable Portfolio — Cash Management Fund
RiverSource Variable Portfolio — Core Equity Fund
RiverSource Variable Portfolio — Diversified Bond Fund
RiverSource Variable Portfolio — Diversified Equity Income Fund
RiverSource Variable Portfolio — Dynamic Equity Fund
RiverSource Variable Portfolio — Global Bond Fund
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund
RiverSource Variable Portfolio — High Yield Bond Fund
RiverSource Variable Portfolio — Income Opportunities Fund
RiverSource Variable Portfolio — Limited Duration Credit Fund
RiverSource Variable Portfolio — Mid Cap Growth Fund
RiverSource Variable Portfolio — Mid Cap Value Fund
RiverSource Variable Portfolio — S&P 500 Index Fund
RiverSource Variable Portfolio — Short Duration U.S. Government Fund
Seligman Global Technology Portfolio
Seligman Variable Portfolio — Growth Fund
Seligman Variable Portfolio — Larger-Cap Value Fund
Seligman Variable Portfolio — Smaller-Cap Value Fund
Threadneedle Variable Portfolio — Emerging Markets Fund
Threadneedle Variable Portfolio — International Opportunity Fund
Variable Portfolio — Aggressive Portfolio
Variable Portfolio — AllianceBernstein International Value Fund
Variable Portfolio — American Century Diversified Bond Fund
Variable Portfolio — American Century Growth Fund
Variable Portfolio — Columbia Wanger International Equities Fund
Variable Portfolio — Columbia Wanger U.S. Equities Fund
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Davis New York Venture Fund
Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Variable Portfolio — Goldman Sachs Mid Cap Value Fund
Variable Portfolio — Invesco International Growth Fund
Variable Portfolio — J.P. Morgan Core Bond Fund
Variable Portfolio — Jennison Mid Cap Growth Fund
Variable Portfolio — Marsico Growth Fund
Variable Portfolio — MFS Value Fund
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Mondrian International Small Cap Fund
Variable Portfolio — Morgan Stanley Global Real Estate Fund
Variable Portfolio — NFJ Dividend Value Fund
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
Variable Portfolio — Partners Small Cap Growth Fund
Variable Portfolio — Partners Small Cap Value Fund
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
Variable Portfolio — Pyramis® International Equity Fund
Variable Portfolio — Wells Fargo Short Duration Government Fund
The above-referenced funds are each a “fund” and collectively the “funds.”
Effective April 25, 2011, RiverSource Variable Series Trust has changed its name to Columbia Funds Variable Series Trust II.

*	Valid until next update